Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments

24. Share-based payments

Nokia has several equity-based incentive programs for executives and other eligible employees for the purposes of retention and recruitment. Under the programs, employees may be granted performance shares or restricted shares, or be invited to purchase Nokia shares and receive matching shares under Nokia’s voluntary all-employee share purchase program. Starting in 2021, Nokia granted restricted shares to selected employees as the primary method of equity compensation whereas grants under performance share plans were targeted on a more limited basis to senior level employees and executives. The equity-based incentive grants are expected to be settled with equity, and are generally conditional on continued employment as well as the fulfillment of any performance conditions specified in the award terms. In 2021, the share-based payment expense, including social security costs, for all equity-based incentive grants in the consolidated income statement amounts to EUR 118 million (EUR 76 million in 2020 and EUR 77 million in 2019). All amounts relate to equity-settled awards.

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
As of 1 January 2019	83 143 531		3 582 048
Granted	31 979 747	4.02	2 060 342	4.18
Forfeited	(4 964 055)		(451 540)
Vested(2)	(18 933 700)		(1 915 675)
As of 31 December 2019	91 225 523		3 275 175
Granted	38 753 394	2.63	3 830 700	3.06
Forfeited	(4 752 172)		(1 100 107)
Vested(2)	(25 754 552)		(1 478 175)
As of 31 December 2020	99 472 193		4 527 593
Granted	17 749 650	5.11	25 046 200	5.05
Forfeited	(5 783 031)		(783 950)
Vested(2)	(31 611 804)		(2 026 150)
As of 31 December 2021(3)	79 827 008		26 763 693

(1)   The fair value for the 2019 performance shares and all restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period. The fair value for the 2020 and 2021 performance shares is estimated based on the dividend-adjusted price of the Nokia share at the settlement date of the plan and the target payout levels.

(2)   Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.

(3)   Includes 26 267 664 performance shares for the Performance Share Plan 2019 and 401 514 Restricted Shares that vested on 1 January 2022.

Performance shares

In 2021, Nokia administered four global performance share plans, the Performance Share Plans of 2018, 2019, 2020 and 2021. The performance shares represent a commitment by Nokia to deliver Nokia shares to eligible participants at a future point in time, subject to the fulfillment of predetermined criteria. Performance shares are granted on a limited basis for purposes related to retention and recruitment of individuals deemed critical to Nokia's future success. Until the Nokia shares are delivered, the participants do not have any shareholder rights, such as voting or dividend rights, associated with the performance shares. The performance share grants are generally forfeited if the employment relationship with Nokia terminates prior to vesting.

The 2020 and 2021 Performance Share Plans are three-year plans where Nokia’s actual total shareholder return (“TSR”) is compared to the target TSR to determine the number of Nokia shares that will be delivered at settlement. TSR is calculated based on the growth in the Nokia share price plus any dividends paid during the plan period. The 2020 and 2021 Performance Share Plans do not include a minimum payout guarantee.

Global performance share plans as of 31 December 2021:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period	year
2018	–	57	2018-2019	2020	2021
2019	26 267 664	53	2019-2021	N/A	2022
2020	35 973 694	–	2020-2023	N/A	2023
2021	17 585 650	–	2021-2024	N/A	2024

For the 2019 performance share plan, the number of performance shares at target is the amount of performance shares granted to an individual that will be settled if the target performance is achieved. At maximum performance, the settlement amounts to two times the amount at target. The 2019 performance share plan has a three-year performance period (2019-2021) and the performance criteria are: earnings per share (diluted), free cash flow and revenue relative to market (market share). The criteria exclude costs related to the acquisition of Alcatel-Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items. The Performance Share Plan 2019 includes a minimum payout guarantee for performance shares granted to non-executive participants, such that 25% of the performance shares granted will settle, regardless of the satisfaction of the applicable performance criteria. Performance shares granted to executive participants under the Performance Share Plan 2019 do not include a minimum payout guarantee.

Restricted shares

In 2021, there were outstanding Restricted Shares from grants made in 2018, 2019, 2020 and 2021. Restricted Shares represent a commitment by Nokia to deliver Nokia shares to eligible participants at a future point in time, subject to the fulfillment of predetermined service conditions. Restricted Shares will either vest on the third anniversary of the award or follow a tranche vesting schedule whereby each plan vests in one-three tranches determined at the award date. Restricted Shares are subject to continued employment with Nokia and participants do not have any shareholder rights, such as voting or dividend rights, until the Nokia shares are delivered. The restricted share grants are generally forfeited if the employment relationship with Nokia terminates prior to vesting of the applicable tranche or tranches.

Employee share purchase plan

Nokia offers a voluntary Employee Share Purchase Plan to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly basis during a 12-month savings period. Nokia intends to deliver one matching share for every two purchased shares the employee holds as of the end of the Plan cycle. In 2021, 4 851 070 matching shares were issued as a settlement to the participants of the Employee Share Purchase Plan 2020 (6 340 859 matching shares issued under the 2019 Plan in 2020 and 4 524 101 matching shares issued under the 2018 Plan in 2019).

Legacy equity compensation programs

Stock options

In 2021, Nokia no longer administered any stock option plan. The last stock option plan administered by Nokia was the Stock Option Plan 2011. The last stock options under this Plan were granted in 2013. During 2019, the last remaining 23 000 outstanding and exercisable stock options were exercised with weighted average exercise price of EUR 2.35 and at a weighted average share price of EUR 5.34. The final subscription period ended on 27 December 2019.

Each stock option entitled the holder to subscribe for one new Nokia share. The stock options were non-transferable and could be exercised for shares only. Shares were eligible for dividends for the financial year in which the share subscription took place. Other shareholder rights commenced on the date on which the subscribed shares were entered in the Trade Register. The stock option grants were generally forfeited if the employment relationship with Nokia was terminated.